Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Staff costs:
Staff costs	£ 608	£ 653
Other administration expenses	377	354
Depreciation, amortisation and impairment	272	260
Total operating expenses before impairment losses, provisions and charges	£ 1,257	£ 1,267